Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 30		$ 500	$ 300	$ 1,400	$ 2,100	$ 2,400
Other Asset Impairment Charges	$ 100	$ 500				$ 3,000